LEASES - Narratives (Details) ¥ in Millions	6 Months Ended
	Jun. 30, 2024 CNY (¥) contract	Jun. 30, 2023 CNY (¥)
LEASES
Sublease income	¥ 80	¥ 65
Negative lease expense recognized under the relief using variable lease expense approach	¥ 2	¥ 67
Number of lease contracts | contract	16
Non-cancellable lease contracts not reflected in consolidate balance sheets	¥ 3,848